STOCK-BASED COMPENSATION PLANS Schedule of restricted stock unit activity (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2014 RSUs USD ($)	Dec. 31, 2014 RSUs CAD	Dec. 31, 2013 RSUs USD ($)	Dec. 31, 2013 RSUs CAD	Dec. 31, 2012 RSUs USD ($)	Dec. 31, 2012 RSUs CAD	Dec. 31, 2011 RSUs USD ($)	Dec. 31, 2011 RSUs CAD
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized stock-based compensation cost (in dollars)	$ 3,369	$ 3,641	$ 3,836	$ 7,209		$ 8,058		$ 5,950
Number of RSUs
Outstanding at the beginning of the period (in shares)				1,442,115	1,442,115	1,224,995	1,224,995	904,029	904,029
Granted (in shares)				342,225	342,225	843,592	843,592	856,784	856,784
Vested (in shares)				(617,755)	(617,755)	(573,613)	(573,613)	(499,038)	(499,038)
Forfeited (in shares)				(4,820)	(4,820)	(52,859)	(52,859)	(36,780)	(36,780)
Outstanding at the end of the period (in shares)				1,161,765	1,161,765	1,442,115	1,442,115	1,224,995	1,224,995	904,029	904,029
Outstanding - vested and not settled (in shares)				38,377	38,377
Outstanding - unvested (in shares)				1,123,388	1,123,388
Outstanding at the end of the period (in shares)				1,161,765	1,161,765	1,442,115	1,442,115	1,224,995	1,224,995	904,029	904,029
Weighted Average Grant Date Fair Value
Outstanding at the beginning of the period (in dollars per share)				$ 9.98	10.59	$ 8.68	8.71	$ 8.43	8.94
Granted (in dollars per share)				$ 18.66	21.67	$ 11.38	12.09	$ 7.89	7.89
Vested (in dollars per share)				$ 9.16	10.64	$ 8.98	9.54	$ 7.67	7.67
Forfeited (in dollars per share)				$ 11.40	13.24	$ 9.17	9.74	$ 9.00	9.09
Outstanding at the end of the period (in dollars per share)				$ 12.54	14.56	$ 9.98	10.59	$ 8.68	8.71	$ 8.43	8.94
Weighted Average Remaining Contractual Life In years
Outstanding at the beginning of the period				1 year 8 months	1 year 8 months	1 year 9 months	1 year 9 months	1 year 10 months 24 days	1 year 10 months 24 days	1 year 3 months 18 days	1 year 3 months 18 days
Outstanding at the end of the period				1 year 8 months	1 year 8 months	1 year 9 months	1 year 9 months	1 year 10 months 24 days	1 year 10 months 24 days	1 year 3 months 18 days	1 year 3 months 18 days
Aggregate Intrinsic Value
Outstanding at the beginning of the period (in dollars)				34,867		9,746		6,346
Vested (in dollars)				12,364		6,456		3,835
Outstanding at the end of the period (in dollars)				$ 55,118		$ 34,867		$ 9,746		$ 6,346
Weighted average period for recognition of unrecognized stock-based compensation cost	2 years 4 months 24 days	2 years 5 months 30 days	2 years 4 months 24 days	1 year 1 month 6 days	1 year 1 month 6 days	1 year 9 months 20 days	1 year 9 months 20 days	1 year 7 months 5 days	1 year 7 months 5 days